Share-based Payment - Summarized Information about Stock Options Outstanding (Detail) - SMFG stock acquisition rights [member]	12 Months Ended
	Mar. 31, 2024 ¥ / shares	Mar. 31, 2023	Mar. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price	¥ 1
Number of options	356,800	427,800	537,900
Remaining contractual lives in years	19 years 1 month 6 days	20 years 1 month 6 days